Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment
Property, Plant and Equipment

9.Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31,	December 31,
	2016	2015
Photovoltaic (“PV”) solar systems	$145,865	$124,326
Furniture, fixtures and equipment	1,121	1,170
Automobile	699	314
Computers	1,853	1,806
Leasehold improvements	306	114

	149,844	127,730
Less: accumulated depreciation	(14,779)	(10,478)

	135,065	117,252
Construction in progress	4,560	8,541
Less: impairment	(12,640)	—

	$126,985	$125,793

The cost of PV solar system include costs of acquiring permits, construction fees of PV solar system, costs of items installed in the PV solar system including solar panels, and other costs incurred that are directly attributable to getting the PV solar system ready for its intended use of grid connection with customer for supply of electricity. Depreciation of property, plant and equipment was $4,739, $4,686 and $1,267 for the years ended December 31, 2016, 2015 and 2014, respectively. Impairment loss on property, plant and equipment of $12,640 and nil had been recognized as of December 31, 2016 and 2015, respectively.

In 2009, the Group capitalized a PV solar system relating to the Aerojet 1 solar development project along with the associated financing obligation, recorded under financing and capital lease obligations, net of current portion, in the Consolidated Balance Sheets. Due to certain guarantee arrangements as disclosed in Note 26 — Commitments and Contingencies, the Group will continue to record this PV solar system in property, plant and equipment with its associated financing obligation in Financing and capital lease obligations as long as it maintains its continuing involvement with this project. The income and expenses relating to the underlying operation of the Aerojet 1 solar development project are recorded in the Consolidated Statement of Operations.  As of December 31, 2016 and 2015, the carrying amount of PV solar system relating to Aerojet 1 amounted to $9,654 and $10,896 respectively.

Pursuant to the share purchase agreement entered between the Group and TBEA Xinjiang Sunoasis Co., Ltd. (“TBEA Sunoasis”) regarding the acquisition of Xinte in 2014, 100% equity interests in Xinte were pledged to TBEA Sunoasis to secure purchase consideration and obligation arising from EPC service provided by TBEA Sunoasis. On March 28, 2016, the Group entered into a ten-year sale-and-leaseback arrangement on the PV solar system with China Kangfu International Leasing Co., Ltd. (“Kangfu Leasing”), an independent third party. The sales price of $20,164 was the same as the principle of the lease arrangement which was used to settle the outstanding purchase consideration due to TBEA Sunoasis. The pledge of equity interests in Xinte was then released by TBEA Sunoasis. 100% equity interests in Xinte were pledged to Kangfu Leasing at the inception of lease. Pursuant to the terms of the lease agreement, the Group is only required to pay interests at 6.125% per annum in the first eleven months, a portion of principal and interests of $4,321 in the twelve months and equal principal and interests payments by installment for the remaining nine years. The effective interest rate for the lease is determined as 10.1%. The bargain purchase price at the end of lease period is $1. The lease was classified as capital lease and the Group continued to record this PV solar system in property, plant and equipment.  As of December 31, 2016 and 2015, the carrying amount of Xinte’s PV solar system amounted to $21,996 and $24,602, respectively. In April 2017, the Group defaulted on the payment of partial principal and interests required in the twelve months. A new repayment schedule has been agreed between the Group with Kangfu Leasing, pursuant to which, the defaulted repayment in the twelve month, was deferred from April 2017 to November 2017 with the remaining repayment schedule remains unchanged.

On March 15, 2016, the Group entered into a settlement agreement (“Settlement Agreement”) with Sinsin Europe Solar Asset Limited Partnership and Sinsin Solar Capital Limited Partnership (collectively, the “Sinsin Group”) which were the previous equity owners of Sinsin, to extend the Group’s payment obligation of the outstanding consideration for the Group’s acquisition of solar power plants from Sinsin Group in 2014 amounting to $46,016 (EUR42,396) to November 30, 2017, which are originally due for payment in 2016. Pursuant to the Settlement Agreement, the PV plants of 26.57 MW previously acquired from Sinsin Group were re-pledged to Sinsin Group to secure the repayment to Sinsin Group. As of December 31, 2016, the carrying amount of the related PV plants amounted to $55,458.